Fair Value (Tables)	12 Months Ended
Dec. 31, 2020
Fair Value Disclosures [Abstract]
Financial instruments measured at fair value and categorized between Levels 1, 2 and 3
At December 31, 2020 and 2019, the Company’s financial instruments measured at fair value were classified between Levels 1, 2 and 3 as follows (in thousands of U.S. dollars):

December 31, 2020	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Fixed maturities
U.S. government and government sponsored enterprises	$—	$2,409,540	$—	$2,409,540
U.S. states, territories and municipalities	—	17,491	120,477	137,968
Non-U.S. sovereign government, supranational and government related	—	2,180,762	—	2,180,762
Corporate bonds	—	3,325,324	16,530	3,341,854
Asset-backed securities	—	—	17,528	17,528
Residential mortgage-backed securities	—	4,698,728	—	4,698,728
Fixed maturities	$—	$12,631,845	$154,535	$12,786,380
Short-term investments	$—	$416,350	$—	$416,350
Equities
Energy	$—	$—	$34,448	$34,448
Consumer cyclical	13,312	—	475	13,787
Consumer non-cyclical	—	—	6,886	6,886
Insurance	—	117	4,000	4,117
Finance	3,508	—	138	3,646
Real estate	—	—	2,338	2,338
Industrials	—	—	39	39
Diversified	2	—	3,098	3,100
Mutual funds	—	—	1,428,080	1,428,080
Equities	$16,822	$117	$1,479,502	$1,496,441
Other invested assets
Derivative assets
Foreign exchange forward contracts	$—	$7,309	$—	$7,309
Total return swaps	—	—	797	797
Insurance-linked securities	—	—	3,074	3,074
Other	—	—	419	419
Other
Corporate loans (1)	—	—	1,326,143	1,326,143
Notes and loans receivable and notes securitization	—	—	7,121	7,121
Private equities	—	—	756,731	756,731
Derivative liabilities
Foreign exchange forward contracts	—	(10,698)	—	(10,698)
Total return swaps	—	—	(3,152)	(3,152)
Interest rate swaps	—	(17,509)	—	(17,509)
Insurance-linked securities	—	—	(2,000)	(2,000)
Other invested assets	$—	$(20,898)	$2,089,133	$2,068,235
Total	$16,822	$13,027,414	$3,723,170	$16,767,406

(1)Corporate loans includes a portfolio of third-party, individually managed privately issued corporate loans that are managed under an externally managed mandate with a fair value of $0.9 billion and $1.4 billion at December 31, 2020 and 2019, respectively. The mandate primarily invests in U.S. floating rate, first lien, senior secured broadly syndicated loans with a focus on facility sizes greater than $300 million. Corporate loans also includes $0.4 billion and $0.5 billion of other privately issued corporate loans at December 31, 2020 and 2019 respectively.

December 31, 2019	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Fixed maturities
U.S. government and government sponsored enterprises	$—	$1,421,716	$—	$1,421,716
U.S. states, territories and municipalities	—	13,807	143,427	157,234
Non-U.S. sovereign government, supranational and government related	—	3,255,154	—	3,255,154
Corporate bonds	—	2,643,402	18,687	2,662,089
Asset-backed securities	—	—	18,228	18,228
Residential mortgage-backed securities	—	3,166,290	—	3,166,290
Other mortgage-backed securities	—	3	—	3
Fixed maturities	$—	$10,500,372	$180,342	$10,680,714
Short-term investments	$—	$1,003,421	$—	$1,003,421
Equities
Finance	$31,315	$2	$126	$31,443
Consumer cyclical	20,117	—	—	20,117
Insurance	5,284	273	9,403	14,960
Consumer noncyclical	13,126	—	—	13,126
Basic materials	5,295	—	—	5,295
Industrials	4,042	—	—	4,042
Technology	3,027	—	—	3,027
Real estate	—	—	2,385	2,385
Communications	922	—	—	922
Mutual funds	—	—	1,199,847	1,199,847
Equities	$83,128	$275	$1,211,761	$1,295,164
Other invested assets
Derivative assets
Foreign exchange forward contracts	$—	$4,363	$—	$4,363
Total return swaps	—	—	1,448	1,448
Insurance-linked securities	—	—	2,728	2,728
Foreign currency option contracts	—	266	—	266
Other
Corporate loans	—	—	1,879,105	1,879,105
Notes and loans receivable and notes securitization	—	—	3,085	3,085
Private equities	—	—	533,744	533,744
Derivative liabilities
Foreign exchange forward contracts	—	(5,643)	—	(5,643)
Total return swaps	—	—	(2,962)	(2,962)
Interest rate swaps	—	(12,378)	—	(12,378)
Insurance-linked securities	—	—	(3,871)	(3,871)
Other invested assets	$—	$(13,392)	$2,413,277	$2,399,885
Total	$83,128	$11,490,676	$3,805,380	$15,379,184

Reconciliation of beginning and ending balances for all financial instruments measured at fair value using Level 3 inputs
The reconciliations of the beginning and ending balances for financial instruments measured at fair value using Level 3 inputs for the years ended December 31, 2020 and 2019, were as follows (in thousands of U.S. dollars):

For the year ended December 31, 2020	Balance at beginning of year	Realized and unrealized investment (losses) gains included in net income	Purchases	Settlements and sales (1)	Net transfers into (out of) Level 3	Balance at end of year	Change in unrealized investment (losses) gains relating to assets held at end of year
Fixed maturities
U.S. states, territories and municipalities	$143,427	$(5,785)	$—	$(17,165)	$—	$120,477	$(5,780)
Asset-backed securities	18,228	—	—	(700)	—	17,528	—
Corporate bonds	18,687	(128)	—	(2,029)	—	16,530	(128)
Fixed maturities	$180,342	$(5,913)	$—	$(19,894)	$—	$154,535	$(5,908)
Equities
Energy	$—	$3,419	$31,128	$(99)	$—	$34,448	$3,320
Consumer noncyclical	—	(3,168)	5,560	—	4,494	6,886	278
Insurance	9,403	(5,403)	—	—	—	4,000	4,000
Real estate	2,385	(416)	369	—	—	2,338	(416)
Consumer cyclical	—	—	475	—	—	475	—
Finance	126	12	—	—	—	138	12
Industrials	—	(491)	530	—	—	39	(491)
Diversified	—	(706)	3,804	—	—	3,098	(706)
Mutual funds	1,199,847	206,654	47,391	(25,812)	—	1,428,080	198,911
Equities	$1,211,761	$199,901	$89,257	$(25,911)	$4,494	$1,479,502	$204,908
Other invested assets
Derivatives, net	$(2,657)	$(8,217)	$5,008	$5,004	$—	$(862)	$(5,085)
Corporate loans	1,879,105	(10,980)	555,780	(1,097,762)	—	1,326,143	31,980
Notes and loan receivables and notes securitization	3,085	124	4,448	(536)	—	7,121	(979)
Private equities	533,744	105,627	260,096	(140,074)	(2,662)	756,731	93,903
Other invested assets	$2,413,277	$86,554	$825,332	$(1,233,368)	$(2,662)	$2,089,133	$119,819
Total	$3,805,380	$280,542	$914,589	$(1,279,173)	$1,832	$3,723,170	$318,819

(1)Settlements and sales of Equities and Other invested assets included sales of $26 million and $1.1 billion, respectively. Sales of Other invested assets of $1.1 billion included sales of corporate loans of $981 million and private equities of $137 million.

For the year ended December 31, 2019	Balance at beginning of year	Realized and unrealized investment gains (losses) included in net income	Purchases	Settlements and sales (1)	Net transfers (out of) into Level 3	Balance at end of year	Change in unrealized investment gains (losses) relating to assets held at end of year
Fixed maturities
U.S. states, territories and municipalities	$120,898	$12,959	$10,455	$(885)	$—	$143,427	$12,951
Asset-backed securities	17,596	1,274	—	(642)	—	18,228	1,274
Corporate	21,470	157	—	(2,940)	—	18,687	157
Fixed maturities	$159,964	$14,390	$10,455	$(4,467)	$—	$180,342	$14,382
Equities
Finance	$13,710	$100	$—	$—	$(13,684)	$126	$(3)
Technology	12,256	(1,538)	—	(10,718)	—	—	—
Mutual funds	621,759	388,024	206,685	(16,621)	—	1,199,847	385,317
Insurance	—	7,514	1,889	—	—	9,403	7,514
Real estate	—	—	2,385	—	—	2,385	—
Equities	$647,725	$394,100	$210,959	$(27,339)	$(13,684)	$1,211,761	$392,828
Other invested assets
Derivatives, net	$(1,279)	$115	$(2,000)	$507	$—	$(2,657)	$(111)
Corporate loans	401,702	9,237	1,828,802	(360,636)	—	1,879,105	9,940
Notes and loan receivables and notes securitization	6,507	(717)	—	(2,705)	—	3,085	139
Private equities	372,710	49,759	132,256	(20,981)	—	533,744	37,159
Other invested assets	$779,640	$58,394	$1,959,058	$(383,815)	$—	$2,413,277	$47,127
Total	$1,587,329	$466,884	$2,180,472	$(415,621)	$(13,684)	$3,805,380	$454,337

(1)Settlements and sales of Equities and Other invested assets included sales of $27 million and $289 million, respectively. Sales of Other invested assets of $289 million included sales of corporate loans of $270 million, notes and loan receivables and notes securitization of $2 million, and private equities of $17 million.

Summary of significant unobservable inputs used in the valuation of financial instruments
The significant unobservable inputs used in the valuation of financial instruments measured at fair value using Level 3 inputs at December 31, 2020 and 2019 were as follows (fair value in thousands of U.S. dollars):

December 31, 2020	Fair value	Valuation techniques	Unobservable inputs	Range (Weighted average (1))
Fixed maturities
U.S. states, territories and municipalities	$120,477	Discounted cash flow	Credit spreads	2.5% – 283.2% (14.8%)
Asset backed securities	17,528	Discounted cash flow	Credit spreads	4.7% (4.7%)
Other invested assets
Total return swaps, net	(2,355)	Discounted cash flow	Credit spreads	2.7% – 36.7% (29.8%)
Insurance-linked securities – longevity swaps	3,074	Discounted cash flow	Credit Spreads	1.8% (1.8%)
Notes and loans receivables	6,446	Discounted cash flow	Credit spread	17.5% (17.5%)
			Gross revenue/fair value	1.1 (1.1)
Note securitization	675	Discounted cash flow	Credit spreads	2.5% (2.5%)
Private equity – other	30,067	Discounted cash flow	Effective yield	3.9% (3.9%)
Private equity – funds	188,533	Lag reported market value	Net asset value, as reported	100.0% (100.0%)
			Market adjustments	15.7% – 16.0% (15.9%)

December 31, 2019	Fair value	Valuation techniques	Unobservable inputs	Range (Weighted average (1))
Fixed maturities
U.S. states, territories and municipalities	$143,427	Discounted cash flow	Credit spreads	(0.1)% – 9.6% (3.5%)
Asset backed securities	18,228	Discounted cash flow	Credit spreads	4.7% (4.7%)
Equities
Insurance	9,403	Weighted market comparables	Revenue multiple	2.6x (2.6x)
			Adjusted earnings multiple	7.7x (7.7x)
			Liquidity discount	30.0% (30.0%)
Other invested assets
Total return swaps, net	(1,514)	Discounted cash flow	Credit spreads	2.3% – 24.0% (16.9%)
Insurance-linked securities – longevity swaps	2,728	Discounted cash flow	Credit spreads	1.9% (1.9%)
Insurance-linked securities – pandemic swaps	(1,871)	Discounted cash flow	Credit spreads	56.2% (56.2%)
Notes and loans receivables	2,153	Discounted cash flow	Credit spreads	17.5% (17.5%)
			Gross revenue/fair value ratios	1.1 (1.1)
Note securitization	932	Discounted cash flow	Credit spreads	1.2% (1.2%)
Private equity – other	15,800	Discounted cash flow	Effective yield	3.0% (3.0%)
Private equity – funds	167,804	Lag reported market value	Net asset value, as reported	100.0% (100.0%)
			Market adjustments	1.9% – 15.0% (9.7%)

(1)Unobservable inputs were weighted by the relative fair value of the instruments.

Change in fair value of financial instruments subject to fair value option
Changes in the fair value of the Company’s financial instruments subject to the fair value option during the years ended December 31, 2020, 2019 and 2018 were as follows (in thousands of U.S. dollars):

	2020	2019	2018
Fixed maturities and short-term investments	$219,946	$190,343	$(150,926)
Equities	167,456	403,011	2,791
Other invested assets	63,669	50,857	(12,987)
Funds held–directly managed (1)	—	—	(6,484)
Total	$451,071	$644,211	$(167,606)

(1) The funds held–directly managed account was settled in 2018 upon commutation of the related Paris Re Reserve Agreement. See Note 7(a).